Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents on its Original Currencies - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	$ 13,346,584	$ 27,576,622
HKD [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	3,197,313	7,610,774
RMB [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	2,673,761	7,156,490
USD [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	7,004,410	12,723,146
VND [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	$ 471,100	$ 86,212